Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (48.6%)
iShares Core S&P 500 ETF	3,700	1,594
iShares Core S&P Mid-Cap ETF	7,350	1,934
iShares Russell 2000 ETF	1,400	306
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	6,609,505	11,738
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio £	6,236,705	11,725
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	4,535,268	18,363
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio £	4,635,728	18,149
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	11,713,495	14,712
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio £	7,417,193	15,035
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio £	10,436,615	11,689
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,275,605	15,995
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,853,311	16,494
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,305,661	7,397
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,286,156	8,008

Total		153,139

Fixed Income (32.2%)
iShares Core U.S. Aggregate Bond ETF	20,500	2,354
iShares iBoxx High Yield Corporate Bond ETF	13,000	1,137
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	23,533,506	17,532
Northwestern Mutual Series Fund, Inc., Multi-Sector Bond Portfolio £	14,257,333	16,111
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	48,706,008	61,272
Northwestern Mutual Series Fund, Inc., Short-Term Bond Portfolio £	3,099,764	3,286

Total		101,692

Foreign Equity (16.3%)
iShares Core MSCI Emerging Markets ETF	26,600	1,643

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Foreign Equity continued
iShares MSCI EAFE ETF	16,900	1,319
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	2,692,289	3,659
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	7,161,352	11,508
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	5,066,412	11,521
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio £	17,397,627	21,625

Total		51,275

Total Investment Companies (Cost: $271,822)		306,106

Short-Term Investments (3.0%)
Commercial Paper (1.3%)
Apple, Inc. 0.000%, 10/1/21 144A	1,300,000	1,300
Exxon Mobil Corp. 0.000%, 10/22/21	1,000,000	1,000
GlaxoSmithKline Finance PLC 0.000%, 10/12/21 144A	1,000,000	1,000
Societe Generale SA 0.000%, 11/9/21 144A	800,000	800

Total		4,100

Investment Companies (1.3%)
JPMorgan Ultra-Short Income ETF	40,300	2,044
PIMCO Enhanced Short Maturity Active ETF	20,100	2,049

Total		4,093

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	1,289,857	1,290

Total		1,290

Total Short-Term Investments (Cost: $9,487)		9,483

Total Investments (100.1%) (Cost: $281,309)@		315,589

Other Assets, Less Liabilities (-0.1%)		(389)

Net Assets (100.0%)		315,200

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the value of these securities (in thousands) was $3,100 representing 1.0% of the net assets.

#	7-Day yield as of 9/30/2021.

Asset Allocation Portfolio

@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $281,309 and the net unrealized appreciation of investments based on that cost was $34,280 which is comprised of $36,422 aggregate gross unrealized appreciation and $2,142 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$306,106	$—	$—
Short-Term Investments
Commercial Paper	—	4,100	—
All Others	5,383	—	—

Total Assets:	$311,489	$4,100	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the year ended September 30, 2021 are as follows:

Portfolio	Value at 12/31/2020	Purchases	Sales	Value at 9/30/2021	Change in Unrealized Appreication / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2021
					(amount in thousands)
Asset
Growth Stock	$17,329	$3,628	$3,900	$18,149	$(8)	$1,100	$1	$717	1.3%
Focused Appreciation	13,532	5,220	-	18,363	(389)	-	29	1,731	1.2%
Large Cap Core Stock	13,454	1,301	500	15,035	632	148	119	1,083	1.9%
Large Cap Blend	13,344	1,422	-	14,712	(54)	-	97	925	7.5%
Large Company Value	12,759	281	2,930	11,689	1,145	434	139	142	6.0%
Domestic Equity	12,772	503	2,630	11,738	123	970	223	280	1.2%
Equity Income	12,894	251	3,340	11,725	1,328	592	251	-	1.5%
Mid Cap Growth Stock	15,785	2,367	850	15,995	(1,426)	119	24	2,064	1.1%
Mid Cap Value	14,743	1,174	1,380	16,494	1,697	260	195	130	2.5%
Small Cap Growth Stock	7,136	732	-	7,397	(471)	-	1	731	0.9%
Small Cap Value	7,059	386	200	8,008	734	29	31	354	1.2%
International Growth	10,750	394	300	11,521	532	145	60	333	1.2%
Research International Core	24,430	577	4,600	21,625	(708)	1,926	241	336	2.5%
International Equity	11,230	276	410	11,508	389	23	276	-	0.6%
Emerging Markets Equity	3,704	819	800	3,659	(339)	275	19	-	0.5%
Short-Term Bond	1,376	1,964	-	3,286	(54)	-	58	6	0.3%
Select Bond	68,858	4,225	6,590	61,272	(5,449)	228	1,333	2,892	2.0%
High Yield Bond	19,409	977	2,750	17,532	(150)	46	977	-	2.4%
Multi-Sector Bond	6,031	10,380	-	16,111	(300)	-	339	141	0.9%

	$286,595	$36,877	$31,180	$295,819	$(2,768)	$6,295	$4,413	$11,865

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand